Provisions and other non-financial liabilities	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Provisions and other non-financial liabilities	Provisions and other non-financial liabilities
18.1    Types of provisions

Types of provisions	As of December 31, 2024			As of December 31, 2023
	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Provision for legal complaints (1)	8,957	106	9,063	106	1,195	1,301
Provision for dismantling, restoration and rehabilitation cost (2)	—	53,011	53,011	—	58,459	58,459
Other provisions (3)	302,240	200	302,440	392,216	796	393,012
Total	311,197	53,317	364,514	392,322	60,450	452,772
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(1)These provisions correspond to legal processes that are pending resolution or that have not yet been disbursed, these provisions are mainly related to litigation involving the subsidiaries located in Chile, Brazil and the United States (see note 20.1).
(2)Sernageomin commitments for the restoration of the location of the production sites have been incorporated, In addition to SQM Australia Pty. This cost value is calculated at discounted present value, using flows associated with plans with an evaluation horizon that fluctuates between 8 and 25 years for potassium-lithium operations and 11 to 22 years for nitrate-iodine operations. The rates used to discount future cash flows are based on market rates for the aforementioned terms.
(3)See Note 18.2.
18.2    Description of other provisions

Current provisions, other short-term provisions	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Rent under Lease contract (1)	265,054	354,205
Provision for additional tax related to foreign loans	2,602	1,641
End of agreement bonus	5,279	6,979
Other bonuses to workers	7,701	6,933
Other bonuses, general staff	2,912	—
Directors’ per diem allowance	5,143	4,676
Miscellaneous provisions	13,549	17,782
Total	302,240	392,216
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(1)Payment Obligations for the lease contract with CORFO: These correspond to the obligations assumed in the Lease Agreement. Our subsidiary SQM Salar holds exclusive rights to exploit the mineral resources in an area covering approximately 140,000 hectares of land in the Salar de Atacama in northern Chile, of which SQM Salar is only entitled to exploit the mineral resources in 81,920 hectares. These rights are owned by Corfo and leased to SQM Salar pursuant to the Lease Agreement. Corfo cannot unilaterally amend the Lease Agreement and the Project Agreement, and the rights to exploit the resources cannot be transferred. The Lease Agreement establishes that SQM Salar is responsible for making quarterly lease payments to Corfo according to specified percentages of the value of production of minerals extracted from the Salar de Atacama brines, maintaining Corfo’s rights over the Mining Exploitation Concessions and making annual payments to the Chilean government for such concession rights. The Lease Agreement was entered into in 1993 and expires on December 31, 2030.
On January 17, 2018, SQM and CORFO reached an agreement to end an arbitration process directed by the arbitrator, Mr. Héctor Humeres Noguer, in case 1954-2014 of the Arbitration and Mediation Center of Santiago Chamber of Commerce and other cases related to it.

The agreement signed in January 2018, includes important amendments to the lease agreement and project agreement signed between CORFO and SQM in 1993. The main modifications became effective on April 10, 2018 and require (i) higher lease payments as a result of increased lease rates associated with the sale of the different products produced in the Salar de Atacama, including lithium carbonate, lithium hydroxide and potassium chloride; (ii) SQM Salar commits to contribute between US$10.8 and US$18.9 million per year to research and development efforts, between US$10 and US$15 million per year to the communities near the Salar de Atacama basin, and to annually contribute 1.7% of SQM Salar’s total annual sales to regional development; (iii) Corfo authorization for CCHEN to establish a total production and sales limit for lithium products produced in the Salar de Atacama of up to 349,553 metric tons of lithium metal equivalent (1,860,671 tons of lithium carbonate equivalent), which is in addition to the approximately 64,816 metric tons of lithium metal equivalent (345,015 tons of lithium carbonate equivalent) remaining from the originally authorized amount; (iv) provisions relating to the return of real estate and movable property leased to Corfo, the transfer of environmental permits to Corfo at no cost and the granting of purchase options to Corfo for production facilities and water rights in the Salar de Atacama upon termination of Corfo agreements; and (v) prohibitions on the sale of lithium brine extracted from leased mining concessions.

The fee structure is as follows:

Price US$/MT Li2CO3	Lease payment rate
$0 - $4,000	6.8%
$4,000 - $5,000	8.0%
$5,000 - $6,000	10.0%
$6,000 - $7,000	17.0%
$7,000 - $10,000	25.0%
$10,000	40.0%

Price US$/MT LiOH	Lease payment rate
$0 - $5,000	6.8%
Over $5,000 - $6,000	8.0%
Over $6,000 - $7,000	10.0%
Over $7,000- $10,000	17.0%
Over $10,000 - $12,000	25.0%
Over $12,000	40.0%

Price US$/MT KCl	Lease payment rate
$0 - $300	3.0%
Over $300 - $400	7.0%
Over $400 - $500	10.0%
Over $500 - $600	15.0%
Over $600	20.0%

On May 31, 2024, the Company reported having entered into an association agreement with Codelco to develop extractive and productive activities to produce lithium products, potassium products and other products extracted from Corfo's properties in the Salar de Atacama, through the merger by incorporation of Codelco's subsidiary, Minera Tarar SpA, into the Company's subsidiary, SQM Salar SpA, subject to the terms established in the Association Agreement.

The effectiveness of the association agreement is subject to a series of conditions precedent, as well as the execution of contracts with Corfo to (i) increase the amount of lithium that SQM Salar SpA can exploit from the Salar de Atacama between the years 2025 and 2030 and (ii) establish the right to exploit lithium from the Salar de Atacama between the years 2031 and 2060.

To date there are no impacts to the consolidated financial statements arising from this agreement.
18.3    Changes in provisions

Description of items that gave rise to variations as of December 31, 2024	Legal complaints	Provision for dismantling, restoration and rehabilitation cost	Other provisions	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Total provisions, initial balance	1,301	58,459	393,012	452,772
Changes
Additional provisions	17,333	—	504,995	522,328
Provision used	—	—	(570,187)	(570,187)
Increase (decrease) in foreign currency exchange	134	—	(352)	(218)
Others	(9,705)	(5,448)	(25,028)	(40,181)
Total Increase (decreases)	7,762	(5,448)	(90,572)	(88,258)
Total	9,063	53,011	302,440	364,514

Description of items that gave rise to variations as of December 31, 2023	Legal complaints	Provision for dismantling, restoration and rehabilitation cost	Other provisions	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Total provisions, initial balance	53,709	53,995	1,253,495	1,361,199
Changes
Additional provisions	266	12,127	1,922,666	1,935,059
Provision used	(52,707)	—	(2,771,422)	(2,824,129)
Increase (decrease) in foreign currency exchange	33	—	(871)	(838)
Others	—	(7,663)	(10,856)	(18,519)
Total Increase (decreases)	(52,408)	4,464	(860,483)	(908,427)
Total	1,301	58,459	393,012	452,772

Description of items that gave rise to variations as of December 31, 2022	Legal complaints	Provision for dismantling, restoration and rehabilitation cost	Other provisions	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Total provisions, initial balance	49,741	58,592	270,371	378,704
Changes
Additional provisions	3,981	7,085	3,045,758	3,056,824
Provision used	—	—	(2,060,321)	(2,060,321)
Increase (decrease) in foreign currency exchange	(1)	(35)	4	(32)
Others	(12)	(11,647)	(2,317)	(13,976)
Total Increase (decreases)	3,968	(4,597)	983,124	982,495
Total	53,709	53,995	1,253,495	1,361,199
18.4    Other non-financial liabilities, Current

Description of other liabilities	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Tax withholdings	2,995	8,750
Other non-income taxes payable	710	—
VAT payable	51,420	33,782
Guarantees received	1,021	1,021
Accrual for dividend	5,909	67,219
Monthly tax provisional payments	17,003	26,160
Deferred income	4,657	4,144
Withholdings from employees and salaries payable	9,175	9,333
Accrued vacations	34,796	35,902
Other current liabilities	353	994
Total	128,039	187,305